SUBSEQUENT EVENTS	9 Months Ended
May 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 5 – SUBSEQUENT EVENTS

On June 17, 2016, Bess Lipschutz and Shlomit Frommer loaned the Company an additional $24,000 to fund operations. The Company executed promissory notes for the $24,000 to be repaid in full on December 1, 2018.   No interest will accrue until after the respective maturity dates, at which time any unpaid principal balance will bear an annual interest rate of 3.5%.

On July 27, 2016, Bess Lipschutz and Shlomit Frommer loaned the Company an additional $8,000 to fund operations. The Company executed promissory notes for the $8,000 to be repaid in full on December 1, 2018.  No interest will accrue until after the respective maturity dates, at which time any unpaid principal balance will bear an annual interest rate of 3.5%.

On August 22, 2016, Bess Lipschutz and Shlomit Frommer loaned the Company an additional $13,000 to fund operations. The Company executed promissory notes for the $13,000 to be repaid in full on December 1, 2018.  No interest will accrue until after the respective maturity dates, at which time any unpaid principal balance will bear an annual interest rate of 3.5%.